Income taxes - Non-capital loss carry forwards (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Canada
Income taxes
Non-capital loss carry forwards	$ 180,780
United Kingdom
Income taxes
Non-capital loss carry forwards, not subject to expiration	22,182
Non-capital loss carry forwards	22,182
2026 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	23
2027 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	245
2028 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	353
2029 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	786
2030 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	1,354
2031 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	1,872
2032 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	2,306
2033 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	2,406
2034 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	2,613
2035 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	2,459
2036 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	4,463
2037 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	5,500
2038 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	6,134
2039 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	7,447
2040 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	16,438
2041 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	15,405
2042 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	38,314
2043 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	30,289
2044 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	26,633
2045 | Canada
Income taxes
Non-capital loss carry forwards, subject to expiration	$ 15,740